Capital and Reserves (Details Narrative) - Share Purchase Option Plan [Member]	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
DisclosureOfCapitalAndReservesLineItems [Line Items]
Maximum number outstanding common shares, percentage	10.00%
weighted average contractual remaining life	0 years	5 months 20 days	1 year 5 months 20 days
Top of range [Member]
DisclosureOfCapitalAndReservesLineItems [Line Items]
Share purchase options, description	Share purchase options may have a maximum term of up to five years and typically terminate 90 days following the termination of the optionee's employment or engagement, except in the case of retirement or death.